Comprehensive Income	12 Months Ended
Dec. 31, 2010
Comprehensive Income [Abstract]
Comprehensive Income
6.  COMPREHENSIVE INCOME

    Accumulated other comprehensive income as of December 31, 2010 and 2009 was comprised of gains and losses on derivative instruments, net of tax. The components of comprehensive income, net of tax, for each of the years in the three-year period ended December 31, 2010 were as follows (in millions):

	2010	2009	2008

Net income	$585.9	$784.5	$1,156.7
Other comprehensive income:
Net change in fair value of derivatives	7.6	13.5	(16.4)
Reclassification of gains and losses on derivative instruments from other comprehensive (income) loss into net income	(1.7)	8.7	3.6
Net other comprehensive income (loss)	5.9	22.2	(12.8)
Comprehensive income	591.8	806.7	1,143.9
Comprehensive income attributable to noncontrolling interests	(6.4)	(5.1)	(5.9)
Comprehensive income attributable to Ensco	$585.4	$801.6	$1,138.0